1

Wilmington Enhanced Dividend Income Strategy Fund PORTFOLIO OF INVESTMENTS January 31, 2024 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 98.8%

COMMUNICATION SERVICES – 2.0%

ENTERTAINMENT – 0.0%**

Warner Bros Discovery, Inc.*	1	$10

MEDIA – 2.0%

Omnicom Group, Inc.	16,100	1,455,118

TOTAL COMMUNICATION SERVICES		$1,455,128

CONSUMER DISCRETIONARY – 4.8%

HOTELS, RESTAURANTS & LEISURE – 2.9%

McDonald’s Corp.	3,425	1,002,566

Restaurant Brands International, Inc.	1	78

Starbucks Corp.	12,450	1,158,224

		$2,160,868

SPECIALTY RETAIL – 1.9%

Home Depot, Inc. (The)	3,950	1,394,192

TOTAL CONSUMER DISCRETIONARY		$3,555,060

CONSUMER STAPLES – 9.7%

BEVERAGES – 1.8%

PepsiCo., Inc.	8,000	1,348,240

FOOD PRODUCTS – 1.5%

Conagra Brands, Inc.	38,850	1,132,478

HOUSEHOLD PRODUCTS – 2.7%

Procter & Gamble Co. (The)	12,450	1,956,393

PERSONAL CARE PRODUCTS – 1.9%

Unilever PLC, ADR	28,900	1,407,141

TOBACCO – 1.8%

Philip Morris International, Inc.	14,500	1,317,325

TOTAL CONSUMER STAPLES		$7,161,577

ENERGY – 8.2%

OIL, GAS & CONSUMABLE FUELS – 8.2%

Chevron Corp.	14,250	2,100,877

ConocoPhillips	7,900	883,773

Exxon Mobil Corp.	14,450	1,485,605

Valero Energy Corp.	11,500	1,597,350

TOTAL ENERGY		$6,067,605

FINANCIALS – 20.2%

BANKS – 11.4%

Bank of America Corp.	82,700	2,812,627

JPMorgan Chase & Co.	19,400	3,382,584

Regions Financial Corp.	51,700	965,239

Toronto-Dominion Bank (The)	19,700	1,196,381

		$8,356,831

CAPITAL MARKETS – 4.6%

BlackRock, Inc.	2,005	1,552,492

Description	Number of Shares	Value

Morgan Stanley	20,550	$1,792,782

		$3,345,274

INSURANCE – 4.2%

MetLife, Inc.	24,650	1,708,738

Old Republic International Corp.	50,500	1,416,020

		$3,124,758

TOTAL FINANCIALS		$14,826,863

HEALTH CARE – 14.1%

BIOTECHNOLOGY – 4.2%

AbbVie, Inc.	9,750	1,602,900

Amgen, Inc.	4,625	1,453,452

		$3,056,352

HEALTH CARE EQUIPMENT & SUPPLIES – 1.7%

Medtronic PLC	13,925	1,218,995

HEALTH CARE PROVIDERS & SERVICES – 1.9%

CVS Health Corp.	18,850	1,401,874

PHARMACEUTICALS – 6.3%

Johnson & Johnson	12,075	1,918,717

Merck & Co., Inc.	14,175	1,712,057

Pfizer, Inc.	37,800	1,023,624

		$4,654,398

TOTAL HEALTH CARE		$10,331,619

INDUSTRIALS – 11.1%

AEROSPACE & DEFENSE – 3.0%

Lockheed Martin Corp.	5,125	2,200,726

AIR FREIGHT & LOGISTICS – 1.6%

United Parcel Service, Inc., Class B	8,225	1,167,128

BUILDING PRODUCTS – 1.8%

Johnson Controls International PLC	25,000	1,317,250

ELECTRICAL EQUIPMENT – 2.7%

nVent Electric PLC	32,825	1,970,813

MACHINERY – 2.0%

Caterpillar, Inc.	4,950	1,486,534

TOTAL INDUSTRIALS		$8,142,451

INFORMATION TECHNOLOGY – 14.5%

COMMUNICATIONS EQUIPMENT – 2.6%

Cisco Systems, Inc.	37,550	1,884,259

IT SERVICES – 2.3%

International Business Machines Corp.	9,100	1,671,306

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 9.6%

Broadcom, Inc.	3,140	3,705,200

QUALCOMM, Inc.	15,850	2,353,883

January 31, 2024 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Enhanced Dividend Income Strategy Fund (continued)

Description	Number of Shares	Value

Texas Instruments, Inc.	6,450	$1,032,774

		$7,091,857

TOTAL INFORMATION TECHNOLOGY		$10,647,422

MATERIALS – 5.5%

CHEMICALS – 5.5%

Air Products & Chemicals, Inc.	5,175	1,323,299

Dow, Inc.	28,750	1,541,000

International Flavors & Fragrances, Inc.	15,043	1,213,669

TOTAL MATERIALS		$4,077,968

REAL ESTATE – 4.5%

RESIDENTIAL REITS – 1.7%

AvalonBay Communities, Inc.	6,875	1,230,694

SPECIALIZED REITS – 2.8%

Crown Castle, Inc.	8,225	890,356

VICI Properties, Inc.	38,400	1,156,608

		$2,046,964

TOTAL REAL ESTATE		$3,277,658

UTILITIES – 4.2%

ELECTRIC UTILITIES – 4.2%

American Electric Power Co., Inc.	14,900	1,164,286

Duke Energy Corp.	10,925	1,046,943

NextEra Energy, Inc.	14,500	850,135

TOTAL UTILITIES		$3,061,364

TOTAL COMMON STOCKS (COST $62,666,556)		$72,604,715

MONEY MARKET FUND – 1.0%

Dreyfus Government Cash Management Fund, Institutional Shares, 5.22%^	742,091	742,091

TOTAL MONEY MARKET FUND (COST $742,091)		$742,091

Description	Par Value	Value

REPURCHASE AGREEMENTS – 0.0%**

Bank of Montreal, 5.31%, dated 1/31/24, due 2/01/24, repurchase price $50, collateralized by U.S. Government Agency Securities, 4.00% to 6.00%, maturing 12/01/38 to 2/01/54; total market value of $51.	$50	$50

BNP Paribas SA, 5.32%, dated 1/31/24, due 2/01/24, repurchase price $50, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 11/15/31 to 10/20/53; total market value of $51.	50	50

Citigroup Global Markets Ltd., 5.32%, dated 1/31/24, due 2/01/24, repurchase price $49, collateralized by U.S. Government Agency Securities, 2.00% to 7.50%, maturing 11/01/32 to 12/20/69; total market value of $50.	49	49

HSBC Securities USA, Inc., 5.31%, dated 1/31/24, due 2/01/24, repurchase price $50, collateralized by U.S. Government Agency Securities, 1.50% to 8.00%, maturing 9/01/28 to 2/01/54; total market value of $51.	50	50

Nomura Securities International, Inc., 5.32%, dated 1/31/24, due 2/01/24, repurchase price $50, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 2/06/24 to 5/15/65; total market value of $51.	50	50

TOTAL REPURCHASE AGREEMENTS (COST $249)		$249

TOTAL INVESTMENTS – 99.8% (COST $63,408,896)		$73,347,055

COLLATERAL FOR SECURITIES ON LOAN – (0.0%)**		(249)

OTHER ASSETS LESS LIABILITIES – 0.2%		117,397

TOTAL NET ASSETS – 100.0%		$73,464,203

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2024 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stocks	$72,604,715	$—	$ —	$72,604,715
Money Market Fund	742,091	—	—	742,091
Repurchase Agreements	—	249	—	249

Total	$73,346,806	$249	$ —	$73,347,055

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent shareholder report.

**   Represents less than 0.05%.

*   Non-income producing security.

^   7-Day net yield.

January 31, 2024 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Enhanced Dividend Income Strategy Fund (concluded)

The following acronyms are used throughout this Portfolio of Investments:

ADR American Depositary Receipt

PLC Public Limited Company

For additional information about significant accounting policies, refer to the Fund’s most recent semi-annual or annual report.

January 31, 2024 (unaudited)